Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Key Management Personnel Compensation Abstract
Salaries, benefits, bonuses and consulting fees	$ 208,132	$ 324,241
Share-based payments (Note 14)	1,316,483	0
Key management personnel compensation	$ 1,524,615	$ 324,241